Quarterly Holdings Report
for

Fidelity® Emerging Asia Fund

July 31, 2021

SEA-QTLY-0921
1.804844.117

Schedule of Investments July 31, 2021 (Unaudited)

Showing Percentage of Net Assets

Common Stocks - 98.3%
	Shares	Value
Australia - 1.0%
Afterpay Ltd. (a)	332,765	$23,604,333
Blue Sky Alternative Investments Ltd. (a)(b)	1,118,552	8

TOTAL AUSTRALIA		23,604,341

Bermuda - 0.8%
Alibaba Health Information Technology Ltd. (a)	6,663,121	10,357,605
Huanxi Media Group Ltd. (a)	28,837,634	6,679,544

TOTAL BERMUDA		17,037,149

Cayman Islands - 31.4%
Akeso, Inc. (a)(c)	1,949,687	12,933,268
Alchip Technologies Ltd.	348,000	7,925,899
Alibaba Group Holding Ltd. (a)	3,324,044	81,182,312
Alibaba Group Holding Ltd. sponsored ADR (a)	620,210	121,058,790
Archosaur Games, Inc. (c)(d)	5,426,554	6,836,307
Bairong, Inc. (a)(c)	2,151,000	3,565,094
BC Technology Group Ltd. (a)	3,955,573	7,757,273
Bilibili, Inc. ADR (a)(d)	1,117,329	95,621,016
Boqii Holding Ltd. ADR (a)	860,900	2,436,347
Brii Biosciences Ltd.	95,000	305,618
Frontage Holdings Corp. (a)(c)	14,848,100	11,559,551
Innovent Biologics, Inc. (a)(c)	1,037,123	10,576,555
iQIYI, Inc. ADR (a)(d)	1,047,386	11,688,828
Jacobio Pharmaceuticals Group Co. Ltd. (c)	1,456,200	3,481,621
Kangji Medical Holdings Ltd. (d)	1,842,000	2,697,408
Kanzhun Ltd. ADR	182,700	6,294,015
KE Holdings, Inc. ADR (a)	380,000	8,356,200
Keymed Biosciences, Inc.	25,000	199,938
Kindstar Globalgene Technology, Inc. (a)	210,500	216,970
Kuaishou Technology Class B (c)(d)	327,386	4,638,335
Medlive Technology Co. Ltd.	1,453,500	5,732,713
Medlive Technology Co. Ltd.	193,500	686,861
Meituan Class B (a)(c)	2,478,393	68,580,670
Microport Cardioflow Medtech Corp. (c)	4,407,752	6,908,427
Ming Yuan Cloud Group Holdings Ltd.	2,241,000	8,362,855
New Horizon Health Ltd. (c)	1,238,354	11,345,915
Pinduoduo, Inc. ADR (a)	583,100	53,417,791
Pop Mart International Group Ltd. (c)(d)	1,824,082	13,355,844
RLX Technology, Inc. ADR (d)	864,198	3,767,903
Sea Ltd. ADR (a)	115,682	31,946,741
TAL Education Group ADR (a)	236,290	1,434,280
Tencent Holdings Ltd.	894,193	53,927,123
Wuxi Biologics (Cayman), Inc. (a)(c)	1,993,572	30,450,332
Yatsen Holding Ltd. ADR (d)	1,888,585	12,729,063
Zai Lab Ltd. (a)	16,700	2,344,780
Zai Lab Ltd. ADR (a)	137,947	19,948,516
Zhaoke Ophthalmology Ltd. (a)(c)	587,331	604,627

TOTAL CAYMAN ISLANDS		724,875,786

China - 14.5%
Anhui Korrun Co. Ltd. (A Shares)	1,809,961	4,658,343
Beijing Enlight Media Co. Ltd. (A Shares)	17,346,035	23,865,580
Beijing Shiji Information Technology Co. Ltd. (A Shares)	5,846,148	18,276,422
Beijing Sinohytec Co. Ltd. (A Shares)	404,643	16,860,308
DBAPPSecurity Ltd. (A Shares)	7,779	402,359
Great Wall Motor Co. Ltd. (H Shares)	995,000	4,782,207
Guangzhou GRG Metrology & Test Co. Ltd. (A Shares) (a)	1,447,790	8,120,145
Hangzhou Tigermed Consulting Co. Ltd. (A Shares)	707,297	17,251,547
Joinn Laboratories China Co. Ltd.:
(A Series)	599,850	17,620,121
(H Shares) (c)	28,280	473,083
Leader Harmonious Drive Systems Co. Ltd. (A Shares)	572,800	11,753,062
LONGi Green Energy Technology Co. Ltd.	1,286,554	17,107,727
Milkyway Chemical Supply Chain Service Co. Ltd. (A Shares)	994,586	13,608,609
Pharmaron Beijing Co. Ltd. (A Shares)	942,179	28,867,077
Shanghai Milkground Food Tech Co. Ltd. (A Shares) (a)	1,311,000	9,116,101
Shenzhen Inovance Technology Co. Ltd. (A Shares)	1,660,232	20,005,674
Shenzhen Mindray Bio-Medical Electronics Co. Ltd. (A Shares)	160,289	9,683,401
Shenzhen Transsion Holdings Co. Ltd. (A Shares)	280,700	7,076,744
Sungrow Power Supply Co. Ltd. (A Shares)	1,061,342	27,562,418
Venus MedTech Hangzhou, Inc. (H Shares) (a)(c)	2,476,439	15,630,805
Weihai Guangwei Composites Co. Ltd. (A Shares)	1,009,660	10,659,992
WuXi AppTec Co. Ltd. (H Shares) (c)	1,272,461	28,130,817
Zhejiang Huace Film & Television Co. Ltd. (A Shares)	27,203,600	23,913,587

TOTAL CHINA		335,426,129

Germany - 1.9%
Delivery Hero AG (a)(c)	210,542	31,519,138
Shop Apotheke Europe NV (a)(c)	82,308	12,351,190

TOTAL GERMANY		43,870,328

Hong Kong - 0.9%
Antengene Corp. (c)	4,229,920	7,783,643
Hong Kong Exchanges and Clearing Ltd.	193,900	12,375,826

TOTAL HONG KONG		20,159,469

India - 12.8%
Amber Enterprises India Ltd. (a)	126,500	5,090,560
Asian Paints Ltd.	184,978	7,361,076
Aster DM Healthcare Ltd. (a)(c)	979,760	2,153,420
Computer Age Management Services Private Ltd.	789,802	35,491,079
Dixon Technologies India Ltd. (a)	240,084	13,901,223
HDFC Asset Management Co. Ltd. (c)	642,513	24,666,965
HDFC Bank Ltd.	1,237,954	23,846,343
HDFC Bank Ltd. sponsored ADR (a)	58,786	4,148,528
HDFC Standard Life Insurance Co. Ltd. (c)	2,711,190	24,216,854
Indian Energy Exchange Ltd. (c)	1,185,095	6,870,486
Kotak Mahindra Bank Ltd. (a)	355,700	7,917,469
Page Industries Ltd.	17,998	7,626,421
Reliance Industries Ltd.	4,249,323	116,333,601
Reliance Industries Ltd.	86,056	1,632,545
Voltas Ltd.	928,370	13,226,839
Zomato Ltd. (a)	272,749	489,780

TOTAL INDIA		294,973,189

Indonesia - 0.2%
PT Bank Central Asia Tbk	2,359,377	4,869,656
Japan - 7.6%
BASE, Inc. (a)(d)	1,748,030	18,164,662
Demae-Can Co. Ltd. (a)(d)	469,280	5,552,395
Freee KK (a)	292,420	25,055,813
Hennge K.K. (a)(d)	580,062	17,157,843
Lifenet Insurance Co. (a)	921,800	9,494,864
Money Forward, Inc. (a)	772,414	47,525,587
Rakus Co. Ltd.	823,793	23,128,230
Uzabase, Inc. (a)	534,455	11,185,531
Z Holdings Corp.	3,364,287	16,838,873

TOTAL JAPAN		174,103,798

Korea (South) - 6.1%
ASTORY Co. Ltd. (a)	227,691	6,409,463
Kakao Corp.	102,582	13,081,261
Samsung Electronics Co. Ltd.	1,470,100	100,110,040
SK Hynix, Inc.	90,709	8,852,461
Studio Dragon Corp. (a)	158,387	12,668,102

TOTAL KOREA (SOUTH)		141,121,327

Mauritius - 1.4%
MakeMyTrip Ltd. (a)	1,163,630	33,116,910
Netherlands - 1.7%
ASML Holding NV (Netherlands)	17,704	13,532,667
NXP Semiconductors NV	59,178	12,213,747
Yandex NV Series A (a)	202,830	13,778,242

TOTAL NETHERLANDS		39,524,656

Poland - 0.7%
CD Projekt RED SA (d)	315,298	15,183,085
Switzerland - 0.6%
Dufry AG (a)	256,914	13,592,751
Taiwan - 11.2%
eMemory Technology, Inc.	470,000	22,127,513
Taiwan Semiconductor Manufacturing Co. Ltd.	7,615,892	159,322,156
Taiwan Semiconductor Manufacturing Co. Ltd. sponsored ADR	663,936	77,441,495

TOTAL TAIWAN		258,891,164

United Kingdom - 0.1%
Deliveroo PLC Class A (a)(c)	407,500	1,869,203
United States of America - 5.2%
AiHuiShou International Co. Ltd. ADR	225,900	2,484,900
ANSYS, Inc. (a)	42,009	15,478,636
Array Technologies, Inc.	352,700	4,775,558
Aspen Technology, Inc. (a)	99,634	14,572,469
Lam Research Corp.	18,811	11,990,320
Li Auto, Inc. ADR (a)	234,400	7,826,616
New Frontier Health Corp. (a)(d)	463,500	4,843,575
NVIDIA Corp.	144,444	28,165,136
ON Semiconductor Corp. (a)	425,466	16,618,702
PTC, Inc. (a)	77,524	10,500,626
Smart Share Global Ltd. ADR (a)(d)	726,500	3,087,625
Space Exploration Technologies Corp. Class A (a)(b)(e)	1,100	461,989

TOTAL UNITED STATES OF AMERICA		120,806,152

Vietnam - 0.2%
Vietnam Dairy Products Corp.	1,043,400	3,913,602
TOTAL COMMON STOCKS
(Cost $1,840,946,746)		2,266,938,695

Preferred Stocks - 1.0%
Convertible Preferred Stocks - 0.2%
China - 0.2%
ByteDance Ltd. Series E1 (b)(e)	23,366	2,714,896
dMed Biopharmaceutical Co. Ltd. Series C (b)(e)	128,423	1,776,090
		4,490,986
Nonconvertible Preferred Stocks - 0.8%
Korea (South) - 0.8%
Samsung Electronics Co. Ltd.	300,293	18,781,989
TOTAL PREFERRED STOCKS
(Cost $14,776,329)		23,272,975

Money Market Funds - 7.5%
Fidelity Cash Central Fund 0.06% (f)	7,092,762	7,094,181
Fidelity Securities Lending Cash Central Fund 0.06% (f)(g)	166,141,336	166,157,950
TOTAL MONEY MARKET FUNDS
(Cost $173,252,131)		173,252,131
TOTAL INVESTMENT IN SECURITIES - 106.8%
(Cost $2,028,975,206)		2,463,463,801
NET OTHER ASSETS (LIABILITIES) - (6.8)%		(155,939,356)
NET ASSETS - 100%		$2,307,524,445

Categorizations in the Schedule of Investments are based on country or territory of incorporation.

Legend

 (a) Non-income producing

 (b) Level 3 security

 (c) Security exempt from registration under Rule 144A of the Securities Act of 1933. These securities may be resold in transactions exempt from registration, normally to qualified institutional buyers. At the end of the period, the value of these securities amounted to $340,502,150 or 14.8% of net assets.

 (d) Security or a portion of the security is on loan at period end.

 (e) Restricted securities (including private placements) - Investment in securities not registered under the Securities Act of 1933 (excluding 144A issues). At the end of the period, the value of restricted securities (excluding 144A issues) amounted to $4,952,975 or 0.2% of net assets.

 (f) Affiliated fund that is generally available only to investment companies and other accounts managed by Fidelity Investments. The rate quoted is the annualized seven-day yield of the fund at period end. A complete unaudited listing of the fund's holdings as of its most recent quarter end is available upon request. In addition, each Fidelity Central Fund's financial statements are available on the SEC's website or upon request.

 (g) Investment made with cash collateral received from securities on loan.

Additional information on each restricted holding is as follows:

Security	Acquisition Date	Acquisition Cost
ByteDance Ltd. Series E1	11/18/20	$2,560,310
dMed Biopharmaceutical Co. Ltd. Series C	12/1/20	$1,824,011
Space Exploration Technologies Corp. Class A	2/16/21	$461,989

Affiliated Central Funds

Information regarding fiscal year to date income earned by the Fund from investments in Fidelity Central Funds is as follows:

Fund	Income earned
Fidelity Cash Central Fund	$24,352
Fidelity Securities Lending Cash Central Fund	1,189,178
Total	$1,213,530

Amounts in the income column in the above table include any capital gain distributions from underlying funds. Amount for Fidelity Securities Lending Cash Central Fund represents the income earned on investing cash collateral, less rebates paid to borrowers and any lending agent fees associated with the loan, plus any premium payments received for lending certain types of securities.

Fiscal year to date information regarding the Fund's investments in Fidelity Central Funds, including the ownership percentage, is presented below.

Fund	Value, beginning of period	Purchases	Sales Proceeds	Realized Gain/Loss	Change in Unrealized appreciation (depreciation)	Value, end of period	% ownership, end of period
Fidelity Cash Central Fund 0.06%	$29,694,723	$935,277,030	$957,884,117	$6,545	$--	$7,094,181	0.0%
Fidelity Securities Lending Cash Central Fund 0.06%	53,158,830	1,038,265,073	925,265,953	--	--	166,157,950	0.5%
Total	$82,853,553	$1,973,542,103	$1,883,150,070	$6,545	$--	$173,252,131

Investment Valuation

Investments are valued as of 4:00 p.m. Eastern time on the last calendar day of the period. Security transactions are accounted for as of trade date. The Board of Trustees (the Board) has delegated the day to day responsibility for the valuation of the Fund's investments to the Fair Value Committee (the Committee) established by the Fund's investment adviser. In accordance with valuation policies and procedures approved by the Board, the Fund attempts to obtain prices from one or more third party pricing vendors or brokers to value its investments. When current market prices, quotations or currency exchange rates are not readily available or reliable, investments will be fair valued in good faith by the Committee, in accordance with procedures adopted by the Board. Factors used in determining fair value vary by investment type and may include market or investment specific events. The frequency with which these procedures are used cannot be predicted and they may be utilized to a significant extent. The Committee oversees the Fund’s valuation policies and procedures and reports to the Board on the Committee's activities and fair value determinations. The Board monitors the appropriateness of the procedures used in valuing the Fund's investments and ratifies the fair value determinations of the Committee. The Fund categorizes the inputs to valuation techniques used to value its investments into a disclosure hierarchy consisting of three levels: Level 1 - quoted prices in active markets for identical investments: Level 2 - other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds etc.): Level 3 - unobservable inputs (including the Fund's own assumptions based on the best information available). Changes in valuation techniques may result in transfers in or out of an assigned level within the disclosure hierarchy. Valuation techniques used to value the Fund's investments by major category are as follows:

Equity securities, including restricted securities, for which market quotations are readily available, are valued at the last reported sale price or official closing price as reported by a third party pricing vendor on the primary market or exchange on which they are traded and are categorized as Level 1 in the hierarchy. In the event there were no sales during the day or closing prices are not available, securities are valued at the last quoted bid price or may be valued using the last available price and are generally categorized as Level 2 in the hierarchy. For foreign equity securities, when market or security specific events arise, comparisons to the valuation of American Depositary Receipts (ADRs), futures contracts, Exchange-Traded Funds (ETFs) and certain indexes as well as quoted prices for similar securities may be used and would be categorized as Level 2 in the hierarchy. For equity securities, including restricted securities, where observable inputs are limited, assumptions about market activity and risk are used and these securities may be categorized as Level 3 in the hierarchy.

Investments in any open-end mutual funds are valued at their closing net asset value each business day and are categorized as Level 1 in the hierarchy.

For additional information on the Fund's significant accounting policies, please refer to the Fund's most recent semiannual or annual shareholder report.

The fund's schedule of investments as of the date on the cover of this report has not been audited. This report is provided for the general information of the fund's shareholders. For more information regarding the fund and its holdings, please see the fund's most recent prospectus and annual report.

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